Net (loss) income per share (Tables)	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted (loss) income per share for the years indicated:

	As of June 30,
	2011	2012	2013
Weighted average ordinary shares outstanding used in computing basic income per share	36,856,451	36,519,353	36,564,223
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	235,021	68,724	4,731
Shares used in calculating diluted income per share	37,091,472	36,588,077	36,568,954

	Year ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net (loss) income per share:

From continuing and discontinued operations
Basic	(11.16)	(1.47)	0.47	0.08
Diluted	(11.16)	(1.47)	0.47	0.08
From continuing operations
Basic	(0.78)	(1.47)	0.47	0.08
Diluted	(0.78)	(1.47)	0.47	0.08
From discontinued operation
Basic	(10.38)	-	-	-
Diluted	(10.38)	-	-	-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Such outstanding securities consist of the following:
	As of June 30,
	2011	2012	2013

Share options	1,985,321	936,216	710,748